WOMEN'S EQUITY MUTUAL FUND
                   series of Professionally Managed Portfolios

                        Supplement and Shareholder Notice
                               dated July 30, 2002
                        to Prospectus dated July 30, 2002

Please note that until November 16, 2002, Orbitex Data Services, Inc. will continue to serve as transfer agent for your account(s) in the Fund. Effective November 16, 2002, however, U.S. Bancorp Fund Services, LLC will take over the transfer agency role for your account(s) in the Fund but your Fund operations will not be affected in any way. Until November 16, 2002, all correspondence, purchases by check and written redemption requests should be mailed to Orbitex Data Services, Inc. at the address noted below, and payment by wire transfer should be made according to the instructions below.

Correspondence, purchases by check and written redemption requests:

Women's Equity Mutual Fund
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

If you wish to send your account application and check or redemption request via overnight delivery services (such as FedEx), you should call the current Transfer Agent at (866) 811-0221.

Wire Instructions:

First National Bank of Omaha
Omaha, NE
ABA #104000016
Women's Equity Mutual Fund
DDA #22669681
Account Name (Shareholder Name)
Shareholder Account Number

Telephone Number:

The Transfer Agent's toll-free telephone number is 1-866-811-0221, and should be used to direct any questions you have.




                            HESTER TOTAL RETURN FUND
                   series of Professionally Managed Portfolios

                        Supplement and Shareholder Notice
                               dated July 30, 2002
                        to Prospectus dated July 30, 2002

Please note that until November 16, 2002, Orbitex Data Services, Inc. will continue to serve as transfer agent for your account(s) in the Fund. Effective November 16, 2002, however, U.S. Bancorp Fund Services, LLC will take over the transfer agency role for your account(s) in the Fund but your Fund operations will not be affected in any way. Until November 16, 2002, all correspondence, purchases by check and written redemption requests should be mailed to Orbitex Data Services, Inc. at the address noted below, and payment by wire transfer should be made according to the instructions below.

Correspondence, purchases by check and written redemption requests:

Hester Total Return Fund
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

If you wish to send your account application and check or redemption request via overnight delivery services (such as FedEx), you should call the current Transfer Agent at (866) 811-0215.

Wire Instructions:

First National Bank of Omaha
Omaha, NE
ABA #104000016
Hester Total Return Fund
DDA #11287045
Account Name (Shareholder Name)
Shareholder Account Number

Telephone Number:

The Transfer Agent's toll-free telephone number is 1-866-811-0225, and should be used to direct any questions you have.

Investment Advisor
Please note that the address of Hester Capital Management, LLC will change as of August 26, 2002. Until then, the Advisor's offices will remain at 100 Congress Avenue, Suite 1960, Austin, Texas, 78701.



                                   HODGES FUND
                   series of Professionally Managed Portfolios

                        Supplement and Shareholder Notice
                               dated July 30, 2002
                        to Prospectus dated July 30, 2002

Please note that until November 16, 2002, Orbitex Data Services, Inc. will continue to serve as transfer agent for your account(s) in the Fund. Effective November 16, 2002, however, U.S. Bancorp Fund Services, LLC will take over the transfer agency role for your account(s) in the Fund but your Fund operations will not be affected in any way. Until November 16, 2002, all correspondence, purchases by check and written redemption requests should be mailed to Orbitex Data Services, Inc. at the address noted below, and payment by wire transfer should be made according to the instructions below.

Correspondence, purchases by check and written redemption requests:

Hodges Fund
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

If you wish to send your account application and check or redemption request via overnight delivery services (such as FedEx), you should call the current Transfer Agent at (800) 282-2340.

Wire Instructions:

First National Bank of Omaha
Omaha, NE
ABA #104000016
Hodges Fund
DDA #11286033
Account Name (Shareholder Name)
Shareholder Account Number

Telephone Number:

The Transfer Agent's toll-free telephone number is 1-800-282-2340, and should be used to direct any questions you have.



               HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND
                   series of Professionally Managed Portfolios

                        Supplement and Shareholder Notice
                               dated July 30, 2002
                        to Prospectus dated July 30, 2002

Please note that until November 16, 2002, Orbitex Data Services, Inc. will continue to serves as transfer agent for your account(s) in the Fund. Effective November 16, 2002, however, U.S. Bancorp Fund Services, LLC will take over the transfer agency role for your account(s) in the Fund but your Fund operations will not be affected in any way. Until November 16, 2002, all correspondence, purchases by check and written redemption requests should be mailed to Orbitex Data Services, Inc. at the address noted below, and payment by wire transfer should be made according to the instructions below.

Correspondence, purchases by check and written redemption requests:

Harris Bretall Sullivan & Smith Growth Equity Fund
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

If you wish to send your account application and check or redemption request via overnight delivery services (such as FedEx), you should call the current Transfer Agent at (866) 811-0223.

Wire Instructions:

First National Bank of Omaha
Omaha, NE
ABA #104000016
Harris Bretall Sullivan & Smith Growth Equity Fund
DDA #11286800
Account Name (Shareholder Name)
Shareholder Account Number

Telephone Number:

The Transfer Agent's toll-free telephone number is 1-866-811-0223, and should be used to direct any questions you have.